American Century Investments®
Quarterly Portfolio Holdings
VP International Fund
September 30, 2022

VP International - Schedule of Investments
SEPTEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.3%
Australia — 3.8%
CSL Ltd.	21,740	3,953,791
NEXTDC Ltd.(1)	169,930	950,762
Xero Ltd.(1)	10,810	500,249
		5,404,802
Belgium — 1.2%
KBC Group NV	35,660	1,692,209
Canada — 5.2%
Canadian Pacific Railway Ltd.(2)	37,910	2,530,627
Element Fleet Management Corp.	106,150	1,252,575
First Quantum Minerals Ltd.	52,340	888,531
GFL Environmental, Inc.	61,052	1,544,005
Toronto-Dominion Bank	19,700	1,208,227
		7,423,965
China — 1.1%
Li Ning Co. Ltd.	208,500	1,582,074
Denmark — 3.9%
Novo Nordisk A/S, B Shares	56,026	5,581,187
Finland — 0.9%
Neste Oyj	28,130	1,226,173
France — 20.5%
Air Liquide SA	21,219	2,425,312
Airbus SE	15,020	1,294,729
Arkema SA	7,780	566,998
Bureau Veritas SA	47,806	1,069,780
Capgemini SE	12,050	1,929,210
Carrefour SA	42,850	594,290
Dassault Systemes SE	42,330	1,461,446
Edenred	36,817	1,696,186
EssilorLuxottica SA	9,330	1,268,160
L'Oreal SA	5,500	1,758,581
LVMH Moet Hennessy Louis Vuitton SE	7,330	4,321,582
Pernod Ricard SA	11,340	2,080,369
Safran SA	6,750	614,181
Sartorius Stedim Biotech	3,660	1,122,656
Schneider Electric SE	23,880	2,697,264
Teleperformance	7,040	1,785,934
Thales SA	15,850	1,746,574
Valeo	43,290	654,106
		29,087,358
Germany — 4.8%
Brenntag SE	13,870	838,469
Infineon Technologies AG	46,453	1,016,578
Mercedes-Benz Group AG	24,130	1,220,182
Puma SE	23,240	1,075,085
Symrise AG	27,200	2,652,337
		6,802,651
Hong Kong — 2.1%
AIA Group Ltd.	350,800	2,920,727

India — 0.8%
HDFC Bank Ltd.	62,120	1,076,260
Indonesia — 0.9%
Bank Central Asia Tbk PT	2,218,800	1,238,621
Ireland — 3.7%
CRH PLC	42,910	1,379,636
ICON PLC, ADR(1)	10,460	1,922,339
Kerry Group PLC, A Shares	22,250	1,983,193
		5,285,168
Italy — 4.0%
Ferrari NV	15,800	2,925,936
Prysmian SpA	47,230	1,352,850
Tenaris SA	103,420	1,338,158
		5,616,944
Japan — 11.1%
BayCurrent Consulting, Inc.	5,300	1,374,996
Hoya Corp.	18,600	1,792,269
JMDC, Inc.(2)	27,200	890,624
Keyence Corp.	7,900	2,611,426
Kobe Bussan Co. Ltd.(2)	76,600	1,842,788
MonotaRO Co. Ltd.	155,000	2,378,452
Nintendo Co. Ltd.	56,000	2,258,719
Obic Co. Ltd.	11,000	1,475,030
Recruit Holdings Co. Ltd.	37,600	1,083,092
		15,707,396
Netherlands — 6.0%
Adyen NV(1)	1,478	1,843,304
ASML Holding NV	7,760	3,214,803
Koninklijke DSM NV	11,295	1,285,264
Universal Music Group NV(2)	114,840	2,150,958
		8,494,329
Spain — 4.0%
Amadeus IT Group SA(1)	17,700	820,618
Cellnex Telecom SA	67,146	2,071,224
Iberdrola SA	303,931	2,833,908
		5,725,750
Sweden — 1.4%
Epiroc AB, A Shares	62,750	897,670
Hexagon AB, B Shares	120,860	1,128,727
		2,026,397
Switzerland — 7.0%
Alcon, Inc.	34,282	1,991,285
Lonza Group AG	5,690	2,770,409
On Holding AG, Class A(1)	35,700	572,985
Partners Group Holding AG	540	434,584
Sika AG	8,851	1,778,977
Zurich Insurance Group AG	5,870	2,340,079
		9,888,319
Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	58,000	768,813
Thailand — 0.7%
Kasikornbank PCL	257,000	990,543
United Kingdom — 14.6%
Ashtead Group PLC	32,090	1,441,155
AstraZeneca PLC	40,370	4,437,851

Compass Group PLC	118,030	2,350,261
Halma PLC	39,710	893,172
HSBC Holdings PLC(2)	503,600	2,634,787
London Stock Exchange Group PLC	25,661	2,167,042
NatWest Group PLC	587,588	1,463,517
Reckitt Benckiser Group PLC	41,821	2,771,956
Segro PLC	138,380	1,154,623
Whitbread PLC	55,880	1,416,472
		20,730,836
TOTAL COMMON STOCKS (Cost $141,057,830)		139,270,522
SHORT-TERM INVESTMENTS — 5.6%
Money Market Funds — 4.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	91,611	91,611
State Street Navigator Securities Lending Government Money Market Portfolio(3)	5,769,878	5,769,878
		5,861,489
Repurchase Agreements — 1.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.625% - 4.625%, 1/15/25 - 5/15/47, valued at $358,441), in a joint trading account at 2.86%, dated 9/30/22, due 10/3/22 (Delivery value $352,432)		352,348
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.250%, 6/30/29, valued at $1,797,256), at 2.95%, dated 9/30/22, due 10/3/22 (Delivery value $1,762,433)		1,762,000
		2,114,348
TOTAL SHORT-TERM INVESTMENTS (Cost $7,975,837)		7,975,837
TOTAL INVESTMENT SECURITIES — 103.9% (Cost $149,033,667)		147,246,359
OTHER ASSETS AND LIABILITIES — (3.9)%		(5,498,920)
TOTAL NET ASSETS — 100.0%		$141,747,439

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Health Care	18.1%
Industrials	16.1%
Information Technology	14.3%
Financials	13.7%
Consumer Discretionary	11.4%
Consumer Staples	7.8%
Materials	7.8%
Communication Services	4.5%
Utilities	2.0%
Energy	1.8%
Real Estate	0.8%
Short Term Investments	5.6%
Other Assets and Liabilities	(3.9)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $9,766,217. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $10,330,748, which includes securities collateral of $4,560,870.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	4,039,329	135,231,193	—
Short-Term Investments	5,861,489	2,114,348	—
	9,900,818	137,345,541	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.